Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 165,557	$ 173,735
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,148	9,113
Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,824	7,538
Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Notional amount	324	1,575
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,038	3,363
Canada | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,981	3,301
Canada | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Notional amount	57	62
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,924	3,415
United States | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,732	2,010
United States | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Notional amount	192	1,405
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	154	192
United Kingdom | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Notional amount	150	186
United Kingdom | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Notional amount	4	6
Other | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,032	2,143
Other | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,961	2,041
Other | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 71	$ 102